SHAKER FUND
                        Intermediary, A, B, and C Shares

                        Supplement dated June13, 2003 to
                         Prospectus dated August 1, 2002

     The section entitled "Fee Tables" on page 4 and 5 of the Prospectus is deleted in its entirety and is replaced by the following information:

FEE TABLES
--------------------------------------------------------------------------------

The following tables describe the various fees and expenses that you will bear if you invest in the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                     INTERMEDIARY         A           B            C
                                                                                  SHARES         SHARES       SHARES       SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the
offering price)                                                                    None           5.75%        None         None
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a
percentage of the sale price)                                                      None         1.00%(1)      5.00%        1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Distributions                    None           None         None         None
Redemption Fee                                                                     None           None         None         None
Exchange Fee                                                                       None           None         None         None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS)
Management Fees                                                                   1.10%           1.10%       1.10%        1.10%
Distribution (12b-1) Fees                                                          None           0.25%       0.75%        0.75%
Other Expenses (2)                                                                1.10%           1.50%       8.10%        6.36%
TOTAL ANNUAL FUND OPERATING EXPENSES(2)                                           2.35%           2.85%       9.95%        8.21%
Fee Waivers and Expense Reimbursements(3)                                         0.90%           1.20%       7.70%        6.01%
NET EXPENSES(3)                                                                   1.45%           1.65%       2.25%        2.20%

(1)  Applicable only on purchases of $1 million or more.
(2)  Based on amounts for the Fund's fiscal year ended March 31, 2003.
(3)  Based on contractual waivers through July 31, 2004.

EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example assumes that you invest $10,000 in one of the Fund's classes (paying the maximum sales charge with respect to A Shares) and then redeem all of your shares at the end of the period (paying the relevant contingent deferred sales charge with respect to B Shares and C Shares). The example also assumes that your investment has a 5% annual return, that the Fund's total annual operating expenses and net expenses remain as stated in the table above and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

              INTERMEDIARY           A                B               C
                 SHARES            SHARES           SHARES          SHARES
1 YEAR            $148              $733             $728            $323
3 YEARS           $647             $1,300           $2,473          $1,857
5 YEARS          $1,174            $1,892           $4,130          $3,388
10 YEARS         $2,617            $3,487           $7,149          $6,806

You would pay the following expenses if you did NOT redeem your shares at the end of the periods shown:

              INTERMEDIARY           A                B               C
                 SHARES            SHARES           SHARES          SHARES
1 YEAR            $148              $733             $228            $223
3 YEARS           $647             $1,300           $2,173          $1,857
5 YEARS          $1,174            $1,892           $3,930          $3,388
10 YEARS         $2,617            $3,487           $7,149          $6,806